UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.2%

Security	Shares	Value
Banks — 8.6%
Bank of the Ozarks, Inc.	18,820	$830,338
BankUnited, Inc.	89,610	3,272,557
Cathay General Bancorp	26,790	860,227
Eagle Bancorp, Inc.(1)	14,390	638,916
FCB Financial Holdings, Inc., Class A(1)	20,540	713,354
PacWest Bancorp	63,640	2,945,896
PrivateBancorp, Inc.	73,680	3,045,931
Signature Bank(1)	19,140	2,786,593

		$15,093,812

Biotechnology — 1.5%
AMAG Pharmaceuticals, Inc.(1)	40,120	$2,563,668

		$2,563,668

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	45,990	$2,690,415

		$2,690,415

Capital Markets — 2.3%
Lazard, Ltd., Class A	72,200	$4,000,602

		$4,000,602

Chemicals — 4.8%
Balchem Corp.	67,620	$3,832,025
Cytec Industries, Inc.	60,220	4,470,131

		$8,302,156

Commercial Services & Supplies — 3.0%
Interface, Inc.	129,720	$3,368,828
Team, Inc.(1)	44,744	1,941,890

		$5,310,718

Communications Equipment — 1.8%
Infinera Corp.(1)	132,240	$3,165,826

		$3,165,826

Diversified Consumer Services — 2.3%
ServiceMaster Global Holdings, Inc.(1)	104,746	$4,056,812

		$4,056,812

Electrical Equipment — 1.5%
Generac Holdings, Inc.(1)	74,497	$2,612,610

		$2,612,610

Electronic Equipment, Instruments & Components — 3.6%
Belden, Inc.	48,140	$2,851,332
FEI Co.	40,160	3,452,555

		$6,303,887

Food Products — 2.0%
Pinnacle Foods, Inc.	77,400	$3,479,130

		$3,479,130

Health Care Equipment & Supplies — 10.8%
Alere, Inc.(1)	62,580	$3,042,014
Analogic Corp.	29,800	2,400,390
Glaukos Corp.(1)	18,794	597,461
Hill-Rom Holdings, Inc.	56,490	3,165,135
ICU Medical, Inc.(1)	33,730	3,370,301

Security	Shares	Value
Integra LifeSciences Holdings Corp.(1)	41,510	$2,662,036
West Pharmaceutical Services, Inc.	59,510	3,562,864

		$18,800,201

Health Care Providers & Services — 1.6%
AmSurg Corp.(1)	37,948	$2,722,389

		$2,722,389

Hotels, Restaurants & Leisure — 3.1%
ClubCorp Holdings, Inc.	118,190	$2,756,191
Krispy Kreme Doughnuts, Inc.(1)	143,180	2,668,875

		$5,425,066

Household Durables — 2.1%
Tempur Sealy International, Inc.(1)	49,110	$3,710,260

		$3,710,260

Household Products — 1.9%
Church & Dwight Co., Inc.	38,060	$3,285,720

		$3,285,720

Independent Power and Renewable Electricity Producers — 1.5%
NextEra Energy Partners LP	74,560	$2,660,301

		$2,660,301

Insurance — 4.7%
HCC Insurance Holdings, Inc.	45,570	$3,516,181
Horace Mann Educators Corp.	71,450	2,517,898
Stewart Information Services Corp.	50,930	2,094,242

		$8,128,321

IT Services — 4.5%
Black Knight Financial Services, Inc., Class A(1)	13,382	$435,986
Cardtronics, Inc.(1)	90,090	3,339,636
Euronet Worldwide, Inc.(1)	58,770	4,025,745

		$7,801,367

Leisure Products — 1.8%
Vista Outdoor, Inc.(1)	65,460	$3,087,748

		$3,087,748

Life Sciences Tools & Services — 0.5%
Cambrex Corp.(1)	17,400	$856,950

		$856,950

Machinery — 4.6%
Greenbrier Cos., Inc. (The)	38,700	$1,770,525
NN, Inc.	151,169	3,451,188
RBC Bearings, Inc.(1)	40,952	2,774,498

		$7,996,211

Marine — 0.8%
Kirby Corp.(1)	20,260	$1,467,027

		$1,467,027

Metals & Mining — 2.0%
Compass Minerals International, Inc.	42,880	$3,430,400

		$3,430,400

Multiline Retail — 0.9%
Tuesday Morning Corp.(1)	161,920	$1,518,810

		$1,518,810

Oil, Gas & Consumable Fuels — 3.0%
Diamondback Energy, Inc.(1)	37,780	$2,542,594
PDC Energy, Inc.(1)	56,380	2,647,041

		$5,189,635

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 2.4%
CubeSmart	113,240	$2,962,359
Post Properties, Inc.	22,310	1,270,331

		$4,232,690

Semiconductors & Semiconductor Equipment — 5.2%
Atmel Corp.	137,434	$1,137,953
Cirrus Logic, Inc.(1)	55,720	1,839,317
Cypress Semiconductor Corp.(1)	264,860	3,040,593
MA-COM Technology Solutions Holdings, Inc.(1)	32,808	1,105,958
Qorvo, Inc.(1)	33,565	1,945,092

		$9,068,913

Software — 5.1%
Mentor Graphics Corp.	144,420	$3,767,918
Verint Systems, Inc.(1)	56,850	3,309,807
Workiva, Inc.(1)	128,280	1,871,605

		$8,949,330

Specialty Retail — 1.6%
Restoration Hardware Holdings, Inc.(1)	27,578	$2,798,064

		$2,798,064

Thrifts & Mortgage Finance — 2.2%
MGIC Investment Corp.(1)	341,210	$3,777,195

		$3,777,195

Total Common Stocks (identified cost $123,391,889)		$162,486,234

Short-Term Investments — 5.7%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$9,926	$9,926,134

Total Short-Term Investments (identified cost $9,926,134)		$9,926,134

Total Investments — 98.9% (identified cost $133,318,023)		$172,412,368

Other Assets, Less Liabilities — 1.1%		$1,899,275

Net Assets — 100.0%		$174,311,643

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $6,392.

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$133,266,202

Gross unrealized appreciation	$42,699,935
Gross unrealized depreciation	(3,553,769)

Net unrealized appreciation	$39,146,166

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$162,486,234	*	$—	$—	$162,486,234
Short-Term Investments	—		9,926,134	—	9,926,134
Total Investments	$162,486,234		$9,926,134	$—	$172,412,368

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015